Payments, by Government - 12 months ended Dec. 31, 2025 - USD ($) $ in Thousands	Taxes	Royalties	Fees	Prod. Entitlements	Bonuses	Dividends	Infrastructure	Total Payments	Income Taxes	Other Taxes
Total	$ 18,456,770	$ 356,272	$ 267,734	$ 4,582,044	$ 622,845	$ 105,001	$ 66,026	$ 24,456,692	$ 7,611,078	$ 10,845,692
Algeria
Total	292,613		1,910		33,017			327,540	110,524	182,089
Algeria | Direction Generale des Impots, Direction des Grandes Entreprises c/o Sonatrach
Total	76,845							76,845	76,845
Algeria | Direction Generale des Impots, Direction des Grandes Entreprises
Total	149,126		1,910					151,036	33,679	115,447
Algeria | Agence Nationale pour Valorisation des Ressources en Hydrocarbures (ALNAFT)
Total	43,281							43,281		43,281
Algeria | Sonatrach
Total	23,361				33,017			56,378		23,361
Angola
Total	636,777		8,396	1,344,789	2,000		2,735	1,994,697	576,929	59,848
Angola | Caixa do Tesouro Nacional
Total	636,777		549					637,326	576,929	59,848
Angola | Ministerio dos Recursos Minerais, Petroleo e Gas
Total			7,847					7,847
Angola | ANPG - Agencia Nacional de Petroleo, Gas e Biocombustiveis
Total				1,344,789	2,000		2,735	1,349,524
Argentina
Total	181,627		8,853					190,480	88,798	92,829
Argentina | Administracion Federal de Ingresos Publicos
Total	88,798							88,798	88,798
Argentina | Secretaria de Energia, Republica Argentina
Total	40,528		1,519					42,047		40,528
Argentina | Provincia del Neuquen
Total	39,418		781					40,199		39,418
Argentina | Provincia de Tierra del Fuego
Total	12,883		6,553					19,436		12,883
Australia
Total	137,522		3,155					140,677	85,325	52,197
Australia | Australian Taxation Office
Total	94,812							94,812	85,325	9,487
Australia | Queensland Government
Total			3,155					3,155
Australia | Queensland Government, Queensland Revenue Office
Total	42,710							42,710		42,710
Azerbaijan
Total				34,900				34,900
Azerbaijan | State Oil Company of the Azerbaijan Republic
Total				34,900				34,900
Bolivia
Total	94,850		648	4,778			219	100,495		94,850
Bolivia | Yacimientos Petroliferos Fiscales Bolivianos (YPFB)
Total			648	4,778				5,426
Bolivia | Servicio de Impuestos Nacionales (SIN) c/o YPFB
Total	60,704							60,704		60,704
Bolivia | Departamentos c/o YPFB
Total	34,146							34,146		34,146
Bolivia | Fundesoc c/o Indigeneous Communities
Total							219	219
Brazil
Total	853,209		18,264	590,647	151,172			1,613,292	235,322	617,887
Brazil | Agencia National de Petroleo, Gas Natural e Biocombustiveis
Total			12,510					12,510
Brazil | Fundo de Compensacao Ambiental (FCA)
Total			4,329					4,329
Brazil | Receita Federal
Total	853,209							853,209	235,322	617,887
Brazil | Petrobras
Total					151,172			151,172
Brazil | Pre-sal Petroleo (PPSA)
Total				590,647				590,647
Brazil | Secretaria do Tesouro Nacional
Total			1,425					1,425
Cambodia
Total			1,957		4,500			6,457
Cambodia | Ministry of Mines and Energy
Total			1,957		4,500			6,457
China
Total	38,360			67,205				105,565	20,196	18,164
China | China National Petroleum Company
Total				67,205				67,205
China | Etoke Tax Bureau
Total	28,111							28,111	9,947	18,164
China | Guangzhou Offshore Oil Tax Bureau
Total	151							151	151
China | Tianjin Offshore Oil Tax Bureau
Total	10,098							10,098	10,098
Cyprus
Total			2,797					2,797
Cyprus | Ministry of Energy, Commerce, Industry and Tourism
Total			2,797					2,797
Denmark
Total	45,395		5,384					50,779	39,745	5,650
Denmark | Arbejdstilsynet
Total			346					346
Denmark | Energistyrelsen
Total			300					300
Denmark | Dansk Teknisk Universitet
Total			4,738					4,738
Denmark | Skat
Total	45,395							45,395	39,745	5,650
France
Total							1,432	1,432
France | Alyse Guyane
Total							1,432	1,432
Gabon
Total	62,916		3,329			105,001	13,282	184,528	16,801	46,115
Gabon | Trsor Public Gabonais
Total	46,770		3,329				51	50,150	655	46,115
Gabon | Rpublique du Gabon
Total	16,146					$ 105,001	5,974	127,121	16,146
Gabon | Ville de Libreville
Total							751	751
Gabon | Ville de Port-Gentil
Total							6,445	6,445
Gabon | Miscellaneous PID beneficiaries
Total							61	61
Guyana
Total			507		6,000			6,507
Guyana | Guyana Geology and Mines Commission
Total			507					507
Guyana | Ministry of Natural Resources
Total					6,000			6,000
Indonesia
Total	2,364			4,551				6,915	2,364
Indonesia | Directorate General of Taxation, Ministry of Finance
Total	2,364							2,364	2,364
Indonesia | Satuan Khusus Kegiatan Usaha Hulu Minyak dan Gas Bumi (SKK Migas)
Total				4,551				4,551
Iraq
Total	54,637	162,552						217,189	54,637
Iraq | Iraqi General Commision for Tax-Corporate Division, via Iraqi Ministery of Oil
Total	39,065	162,552						201,617	39,065
Iraq | Ministry of Finance, General Commission of Taxation
Total	15,572							15,572	15,572
Italy
Total	98,465		15,672					114,137	33,807	64,658
Italy | Regione Basilicata
Total	45,637		15,026					60,663		45,637
Italy | Agenzia delle Entrate
Total	33,807							33,807	33,807
Italy | Comune Corleto Perticara
Total	4,274		216					4,490		4,274
Italy | Comune Gorgoglione
Total	658		4					662		658
Italy | Ministero dell'Economia e delle Finanze
Total			426					426
Italy | Tesoreria dello Stato
Total	14,089							14,089		14,089
Kazakhstan
Total	111,628			29,391			2,954	143,973		111,628
Kazakhstan | Atyrau region c/o North Caspian Operating Company b.v.
Total							1,943	1,943
Kazakhstan | Mangistau region c/o North Caspian Operating Company b.v.
Total							1,011	1,011
Kazakhstan | Ministry of Finance
Total	111,628							111,628		111,628
Kazakhstan | Ministry of Energy
Total				29,391				29,391
Lebanon
Total			107					107
Lebanon | Lebanese Petroleum Administration (LPA)
Total			107					107
Libya
Total	2,240,068		9,986	1,605,831				3,855,885	504,549	1,735,519
Libya | National Oil Corporation
Total			9,905	1,605,831				1,615,736
Libya | Ministry of Finance c/o National Oil Corporation
Total	559,341							559,341	504,549	54,792
Libya | Ministry of Oil and Gas
Total	1,680,727		81					1,680,808		1,680,727
Malaysia
Total	92,102	52,813	1,872	137,726	411,578			696,091	79,803	12,299
Malaysia | Ketua Pengarah Hasil Dalam Negeri
Total	79,803							79,803	79,803
Malaysia | Petronas
Total	8,413	52,813	1,872	137,726				200,824		8,413
Malaysia | Petronas Carigali Sdn Bhd
Total					411,578			411,578
Malaysia | Sarawak State Treasury Department
Total	3,886							3,886		3,886
Mexico
Total	426		642					1,068		426
Mexico | Servicio de Administracion Tributaria
Total	426							426		426
Mexico | Fondo Mexicano del Petroleo
Total			642					642
Mozambique
Total			530				3,180	3,710
Mozambique | Instituto Nacional de Petroleo
Total			530					530
Mozambique | Ministerio da Economia e Financas
Total							3,180	3,180
Namibia
Total			201					201
Namibia | Petrofund
Total			201					201
Netherlands
Total	147,949		799					148,748	147,949
Netherlands | Belastingdienst Nederland
Total	147,949		799					148,748	147,949
Nigeria
Total	918,680		55,747	92,567	8,000		40,736	1,115,730	800,945	117,735
Nigeria | Federal Inland Revenue Service
Total	479,706		3,955					483,661	479,706
Nigeria | Niger Delta Development Commission
Total							40,736	40,736
Nigeria | Nigerian Maritime Administration & Safety Agency, Federal Government of Nigeria
Total			976					976
Nigeria | Nigerian National Petroleum Corporation
Total				92,567				92,567
Nigeria | Nigerian Upstream Petroleum Regulatory Commission
Total	365,404		50,735		8,000			424,139	307,877	57,527
Nigeria | Nigerian Upstream Petroleum Regulatory Commission c/o Nigerian National Petroleum Corporation Ltd
Total	60,208		81					60,289		60,208
Nigeria | Federal Inland Revenue Service c/o Nigerian National Petroleum Corporation
Total	13,362							13,362	13,362
Norway
Total	3,434,504		2,849					3,437,353	3,368,392	66,112
Norway | Norwegian Tax Administration
Total	3,434,504							3,434,504	3,368,392	66,112
Norway | Norwegian Petroleum Directorate
Total			2,849					2,849
Oman
Total	392,670							392,670		392,670
Oman | Oman Ministry of Finance
Total	392,670							392,670		392,670
Papua New Guinea
Total			188					188
Papua New Guinea | Conservation & Environment Protection Authority
Total			188					188
Qatar
Total	148,569			669,320				817,889	128,561	20,008
Qatar | Qatar Energy
Total				669,320				669,320
Qatar | Qatar Ministry of Finance
Total	148,569							148,569	128,561	20,008
Republic of the Congo
Total	314,902		93,599	339	5,882		1,488	416,210	96,713	218,189
Republic of the Congo | Ministere des hydrocarbures
Total	313,706		362				$ 1,488	315,556	96,290	217,416
Republic of the Congo | Trsor Public
Total	773		93,237		5,882			99,892		773
Republic of the Congo | Socit Nationale des Ptroles Congolais
Total	423			$ 339				762	423
Sao Tome and Principe
Total			1,726					1,726
Sao Tome and Principe | Agenc. Nac. Petroleo de Sao Tome e Principe c/o Alliance Francaise
Total			1,060					1,060
Sao Tome and Principe | Agenc. Nac. Petroleo de Sao Tome e Principe c/o Universidade de STP
Total			666					666
Suriname
Total			195					195
Suriname | Staatsolie-Various associations
Total			195					195
Thailand
Total	4,117							4,117	3,913	204
Thailand | Revenue Department
Total	3,913							3,913	3,913
Thailand | Department of Mineral Fuels, Ministry Of Energy
Total	204							204		204
Uganda
Total			4,418					4,418
Uganda | Ministry of Energy and Mineral Development
Total			1,395					1,395
Uganda | Ministry of Water and Environment
Total			348					348
Uganda | Ministry of Wildlife, Tourism and Antiquities, UWA
Total			2,675					2,675
United Arab Emirates
Total	6,917,231		12,779					6,930,010		6,917,231
United Arab Emirates | Abu Dhabi Fiscal Authorities
Total	6,658,991		1,107					6,660,098		6,658,991
United Arab Emirates | Abu Dhabi National Oil Company
Total	258,240		11,672					269,912		258,240
United Kingdom
Total	1,215,805		7,548					1,223,353	1,215,805
United Kingdom | HM Revenue & Customs
Total	1,215,805							1,215,805	$ 1,215,805
United Kingdom | Crown Estate
Total			152					152
United Kingdom | North Sea Transition Authority
Total			7,396					7,396
United States
Total	19,384	140,907	655		696			161,642		19,384
United States | Office of Natural Resources Revenue
Total		126,891	620		$ 696			128,207
United States | Johnson County Tax Assessor
Total	621							621		621
United States | Tarrant County Tax Assessor
Total	2,107							2,107		2,107
United States | Texas State Comptroller's Office
Total	9,598							9,598		9,598
United States | City of Fort Worth
Total		3,213	20					3,233
United States | Dallas/Fort Worth International Airport Board
Total		2,139						2,139
United States | City of Arlington
Total		1,971	15					1,986
United States | Tarrant Regional Water District
Total		699						699
United States | State of Texas
Total	$ 7,058	578						7,636		$ 7,058
United States | City of Richland Hills
Total		184						184
United States | City of North Richland Hills
Total		423						423
United States | Fort Worth Independent School District
Total		361						361
United States | Burleson Independent School District
Total		189						189
United States | Arlington Independent School District
Total		607						607
United States | Birdville Independent School District
Total		902						902
United States | Tarrant County College
Total		225						225
United States | City of Grand Prairie
Total		464						464
United States | Grand Prairie ISD
Total		121						121
United States | Kennedale Independent School District
Total		153						153
United States | Tarrant County AAAA
Total		133						133
United States | City of Cleburne
Total		207						207
United States | City of Burleson
Total		197						197
United States | Mansfield Independent School District
Total		918						918
United States | White Settlement Independent School District
Total		225						225
United States | City of White Settlement
Total		$ 107						107
Yemen
Total			3,021					3,021
Yemen | Ministry of Oil & Minerals
Total			$ 3,021					$ 3,021